Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment.
Schedule of property, plant and equipment

							Total
							(excluding
	Towers		Land	Furniture		Capital	Right of
	and tower	Fiber	and	and office	Motor	work in	use	Right of
	equipment	assets	buildings	equipment	vehicles	progress	asset)	use assets
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2022	2,829,528	250,690	56,268	22,198	23,458	146,353	3,328,495	650,504
Additions during the year ***	(20,994)	70,905	1,489	7,453	6,961	350,512	416,326	100,832
Additions through business combinations (note 27) ****/*****	266,110	—	885	—	—	—	266,995	478,602
Reclassification	176,625	10,991	1,992	4,231	—	(193,839)	—	—
Transfer from advance payments	100,578	16,412	6,754	33	—	2,008	125,785	—
Disposals*	(239,350)	—	—	(459)	(1,286)	—	(241,095)	(17,755)
Effects of movement in exchange rates *****	(150,930)	15,184	(3,802)	(1,148)	(1,856)	(17,876)	(160,428)	(47,003)
At December 31, 2022*****	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,165,180

At January 1, 2023	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,165,180
Additions during the period ***	19,806	8,785	1,292	1,082	2,421	247,685	281,071	49,009
Reclassification	71,540	53,424	3,806	(3,025)	84	(125,829)	—	—
Transfer from advance payments	24,763	15	1,446	—	—	14,142	40,366	—
Disposals*	(3,426)	(33,439)	—	(1,133)	(1,551)	—	(39,549)	(10,945)
Effects of movement in exchange rates	(649,820)	10,465	(22,854)	(5,616)	(7,332)	(120,169)	(795,326)	(89,904)
At June 30, 2023	2,424,430	403,432	47,276	23,616	20,899	302,987	3,222,640	1,113,340

Accumulated depreciation and impairment
At January 1, 2022	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853
Charge for the year**	268,999	54,152	315	5,800	4,610	—	333,876	88,615
Impairment	34,702	201	—	—	—	—	34,903	3,151
Disposals*	(234,117)	—	—	(301)	(1,272)	—	(235,690)	(13,237)
Effects of movement in exchange rates *****	(83,573)	(675)	(119)	(1,219)	(1,100)	—	(86,686)	(8,221)
At December 31, 2022*****	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,161

At January 1, 2023	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,161
Charge for the period**	125,076	31,457	143	1,795	2,229	—	160,700	49,227
Net impairment/(reversal of impairment)	4,360	481	—	(3)	—	—	4,838	243
Disposals*	(2,915)	(32,374)	—	(1,129)	(1,457)	—	(37,875)	(7,184)
Effects of movement in exchange rates	(431,830)	7,079	(705)	(4,504)	(4,156)	—	(434,116)	(31,696)
At June 30, 2023	1,256,017	65,675	1,271	17,596	13,625	—	1,354,184	210,751

Net book value
At December 31, 2022****	1,400,241	305,150	61,753	10,871	10,268	287,158	2,075,441	965,019
At June 30, 2023	1,168,413	337,757	46,005	6,020	7,274	302,987	1,868,456	902,589
*	The disposals value of right of use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms.
**

The charge for the period does not agree to the charge in the condensed consolidated statement of loss and other comprehensive income/(loss) due to the indirect taxes benefit of $0.2 million in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.

*** Includes net movements in assets relating to the decommissioning and site restoration provision.

****Includes subsequent asset acquisitions on business combination transactions.

*****re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.